Non-Controlling Interests	12 Months Ended
Dec. 31, 2025
Interests In Other Entities [Abstract]
Non-Controlling Interests
28. Non-Controlling Interests

Set out below is information about our subsidiaries with non-controlling interests and the non-controlling interest balances included in equity.

(CAD$ in millions)	Principal Place of Business	Percentage of Ownership Interest and Voting Rights Held by Non-Controlling Interest	December 31, 2025	December 31, 2024
Quebrada Blanca (a)	Region I, Chile	40%	$769	$889
Carmen de Andacollo	Region IV, Chile	10%	49	30
Compañía Minera Zafranal S.A.C. (b)	Arequipa Region, Peru	20%	93	100
			$911	$1,019
28. Non-Controlling Interests (continued)

a) Quebrada Blanca

The non-controlling interest in QBSA consists of SMM/SC, who subscribed for a 30% indirect interest in QBSA in 2019, and Codelco, a Chilean state-owned company that holds a 10% preference share interest. Codelco’s interest in QBSA does not require Codelco to make contributions toward QBSA’s capital spending.

The following is the summarized financial information for Quebrada Blanca, at 100%, before intra-group eliminations. Quebrada Blanca has non-controlling interests that are considered material to our consolidated financial statements.

(CAD$ in millions)	December 31, 2025	December 31, 2024
Summarized balance sheet
Current assets	$1,703	$1,492
Current liabilities	1,370	1,286
Current net assets	333	206

Non-current assets	22,688	23,244
Non-current liabilities	17,605	17,358
Non-current net assets	5,083	5,886
Net assets	$5,416	$6,092

Accumulated non-controlling interests	$769	$889

Summarized statement of comprehensive income (loss)
Revenue	$2,475	$2,376

Loss for the period	(795)	(1,200)
Other comprehensive income (loss)	(93)	219
Total comprehensive loss	$(888)	$(981)

Loss allocated to non-controlling interests	$(353)	$(462)

Summarized cash flows
Cash flows provided by operating activities	$368	$554
Cash flows used in investing activities	(676)	(1,407)
Cash flows provided by financing activities	195	841
Effect of exchange rates on cash and cash equivalents	(4)	9
Decrease in cash and cash equivalents	$(117)	$(3)

b) Compañía Minera Zafranal S.A.C.

The majority of the net assets of the Zafranal copper-gold project located in the Arequipa Region of Peru relate to exploration and evaluation assets.